Installation Net Revenue By Product (Detail) (Revenue [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Net revenues percentage	100.00%	100.00%	100.00%
Insulation [Member]
Concentration Risk [Line Items]
Net revenues percentage	74.00%	74.00%	72.00%
Garage doors [Member]
Concentration Risk [Line Items]
Net revenues percentage	8.00%	8.00%	10.00%
Shower doors, shelving and mirrors [Member]
Concentration Risk [Line Items]
Net revenues percentage	6.00%	6.00%	6.00%
Rain gutters [Member]
Concentration Risk [Line Items]
Net revenues percentage	6.00%	6.00%	5.00%
Other building products [Member]
Concentration Risk [Line Items]
Net revenues percentage	6.00%	6.00%	7.00%